MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Marketable Securities [Line Items]
Amortized cost	$ 542,964		$ 501,377
Gross unrealized losses	(14,229)	[1]	(1,747)	[2]
Gross unrealized gains	114		965
Fair value	528,849		500,595
Available-for-sale securities, continuous unrealized loss position for twelve months or longer	8,450		16
Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	414,278		453,927
Gross unrealized losses	(12,223)	[1]	(1,493)	[2]
Gross unrealized gains	111		881
Fair value	402,166		453,315
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	128,686		47,450
Gross unrealized losses	(2,006)	[1]	(254)	[2]
Gross unrealized gains	3		84
Fair value	$ 126,683		$ 47,280

[1]	Out of the total unrealized losses, an amount of $8,450 has been in a continuous unrealized loss position for twelve months or longer.
[2]	Out of the total unrealized losses, an amount of $16 has been in a continuous unrealized loss position for twelve months or longer.